Note 19 - Pension Plan - Assumptions Used to Determine Benefit Obligations and Net Periodic Benefit Cost (Details) - Pension Plan [Member]	7 Months Ended	12 Months Ended
	Jul. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Discount rate used in determining present values	0.90%	1.00%	1.90%
Annual increase in future compensation levels	1.70%	1.70%	1.80%
Discount rate used in determining present values	0.90%	1.00%	1.90%
Annual increase in future compensation levels	1.70%	1.70%	1.80%
Expected long-term rate of return on assets		1.00%	1.90%